Condensed Statements of Cash Flow of Parent (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ (2,082,000)	$ (7,759,000)	$ (7,669,000)	$ (7,947,000)
Increase (decrease) in accrued interest payable and other liabilities	2,731,000	713,000	(1,509,000)	1,532,000
Deferred tax expense		479,000	791,000	(105,000)
Equity in undistributed earnings of subsidiaries	(111,000)	(444,000)	(573,000)	(192,000)
Net cash (used in) provided by operating activities	4,319,000	1,096,000	10,621,000	10,401,000
Cash flows from investing activities:
Net cash (used in) provided by investing activities	(39,166,000)	(88,553,000)	(54,761,000)	(37,503,000)
Cash flows from financing activities:
Proceeds from exercise of stock options		365,000		18,000
Issuance/assumption of preferred stock			20,000,000
Purchase of warrants	(737,000)	(737,000)
Dividends paid on preferred stock	(238,000)	(848,000)	(484,000)	(500,000)
Dividends paid on common stock	(758,000)	(3,052,000)	(3,002,000)	(3,001,000)
Net cash (used in) provided by financing activities	48,197,000	102,129,000	35,667,000	22,276,000
Net increase (decrease) in cash	13,350,000	14,672,000	(8,473,000)	(4,826,000)
Parent Company
Cash flows from operating activities:
Net income		7,759,000	7,669,000	7,947,000
Decrease in other assets		1,000	(7,000)	29,000
Increase (decrease) in accrued interest payable and other liabilities		345,000	(283,000)	4,000
Decrease (increase) in taxes receivable		97,000	(86,000)	(57,000)
Deferred tax expense		(15,000)
Amortization of deferred expenses relating to issuance of capital securities and subordinated debentures		11,000	11,000	11,000
Stock award expense		38,000
Equity in undistributed earnings of subsidiaries		(9,608,000)	(8,754,000)	(748,000)
Net cash (used in) provided by operating activities		(1,372,000)	(1,450,000)	7,186,000
Cash flows from investing activities:
Redemption of other investment				2,000,000
Investment in subsidiary, Lake Sunapee Bank		(10,364,000)	(8,000,000)
Net change in advances to subsidiary, Lake Sunapee Bank		(30,000)	(8,000)	9,000
Net cash (used in) provided by investing activities		(10,394,000)	(8,008,000)	2,009,000
Cash flows from financing activities:
Proceeds from exercise of stock options		365,000		18,000
Issuance/assumption of preferred stock		3,000,000	20,000,000
Redemption of preferred stock			(10,000,000)
Acquisition of The Nashua Bank		14,632,000
Purchase of warrants		(737,000)
Repayment of loan payable				(2,000,000)
Repayment of note payable		(543,000)
Dividends paid on preferred stock		(848,000)	(484,000)	(500,000)
Dividends paid on common stock		(3,052,000)	(3,002,000)	(3,001,000)
Net cash (used in) provided by financing activities		12,817,000	6,514,000	(5,483,000)
Net increase (decrease) in cash		1,051,000	(2,944,000)	3,712,000
Cash, beginning of year	2,656,000	2,656,000	5,600,000	1,888,000
Cash, end of year		$ 3,707,000	$ 2,656,000	$ 5,600,000